Non-controlling Interests	9 Months Ended
Sep. 30, 2019
Noncontrolling Interest [Abstract]
Non-controlling Interests	Non-controlling Interests
Non-Controlling Interests in the Operating Partnership
The Company is the sole general partner and holds substantially all of the OP Units. As of September 30, 2019 and December 31, 2018, the Advisor held 90 OP Units, which represents a nominal percentage of the aggregate ownership in the OP.
In November 2014, the Company partially funded the purchase of a MOB from an unaffiliated third party by causing the OP to issue 405,908 OP Units, with a value of $10.1 million, or $25.00 per unit, to the unaffiliated third party.
A holder of OP Units has the right to distributions. After holding the OP Units for a period of one year, a holder of OP Units has the right to redeem OP Units for, at the option of the OP, the cash value of a corresponding number of shares of the Company’s common stock or a corresponding number of shares of the Company’s common stock. The remaining rights of the limited partners in the OP are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP’s assets. During the nine months ended September 30, 2019 and 2018, OP Unit non-controlling interest holders were paid distributions of $0.3 million and $0.4 million, respectively.
Non-Controlling Interests in Property Owning Subsidiaries
The Company also has investment arrangements with other unaffiliated third parties whereby such investors receive an ownership interest in certain of the Company’s property-owning subsidiaries and are entitled to receive a proportionate share of the net operating cash flow derived from the subsidiaries’ property. Upon disposition of a property subject to non-controlling interest, the investor will receive a proportionate share of the net proceeds from the sale of the property. The investor has no recourse to any other assets of the Company. Due to the nature of the Company’s involvement with these arrangements and the significance of its investment in relation to the investment of the third party, the Company has determined that it controls each entity in these arrangements and therefore the entities related to these arrangements are consolidated within the Company’s financial statements. A non-controlling interest is recorded for the investor’s ownership interest in the properties.
The following table summarizes the activity related to investment arrangements with the unaffiliated third parties:

						Distributions (2)		Distributions (2)
		Third Party Net Investment Amount	Non-Controlling Ownership Percentage	Net Real Estate Assets Subject to Investment Arrangement (1)		Three Months Ended September 30,		Nine Months Ended September 30,
Property Name (Dollar amounts in thousands)	Investment Date	As of September 30, 2019	As of September 30, 2019	As of September 30, 2019	As of December 31, 2018	2019	2018	2019	2018
Plaza Del Rio Medical Office Campus Portfolio	May 2015	$416	2.4%	$14,289	$14,747	$—	$—	$—	$87
UnityPoint Clinic Portfolio (2)	December 2017	$493	5.0%	$8,941	$9,241	$—	$—	$—	$—
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(1) One property within the Plaza Del Rio Medical Office Campus Portfolio was pledged to secure the Multi-Property CMBS Loan. See Note 4 - Mortgage Notes Payable for additional information.
(2) Assumed as part of the HT III Asset Purchase. See Note 9 - Related Party Transactions and Arrangements for further information on the Asset Purchase.